Investment in Joint Venture (Details)	12 Months Ended
Dec. 31, 2024 EUR (€) shares
Schedule of Equity Method Investments [Line Items]
Committed fund (in Euro) | €	€ 1,440,000
Amount of insignificant activities (in Euro) | €	€ 66,600
Percentage of shareholders	75.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Initial investment of shareholders (in Shares) | shares	7,500
Maximum [Member] | Brenmiller Europe S.L. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of remaining shares	60.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Initial investment of shareholders (in Shares) | shares	4,500
Minimum [Member] | Brenmiller Europe S.L. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of remaining shares	40.00%